Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer U.S. Government Trust))	0 Months Ended
	Dec. 29, 2011
Class A
Operating Expenses:
Management Fees	0.56%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.00%
Fee Waiver and Expense Reimbursement	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.90%
Class B
Operating Expenses:
Management Fees	0.56%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	1.95%
Fee Waiver and Expense Reimbursement	(0.30%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.65%
Class C
Operating Expenses:
Management Fees	0.56%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.79%
Fee Waiver and Expense Reimbursement	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.65%
Class N
Operating Expenses:
Management Fees	0.56%
Distribution and/or Service (12b-1) Fees	0.48%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.36%
Fee Waiver and Expense Reimbursement	(0.21%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.15%
Class Y
Operating Expenses:
Management Fees	0.56%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.33%
Total Annual Fund Operating Expenses	0.89%
Fee Waiver and Expense Reimbursement	(0.24%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.65%

[1]	The Fund's investment adviser has voluntarily agreed to limit the total annual fund operating expenses for all share classes so that those expenses, as a percentage of average annual net assets, do not exceed 0.90% for Class A shares, 1.65% for Class B shares and Class C shares, 1.15% for Class N shares and 0.65% for Class Y shares. This voluntary expense limitation may be amended or withdrawn after one year from the date of this prospectus.